Share Capital (Details) - GBP (£) £ / shares in Units, £ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Authorised share capital [Abstract]
Number of shares authorised (in shares)	60,000,000,000
Par value per share (in gbp per share)	£ 0.02	£ 0.02
Share capital, shares authorized, value	£ 1,200	£ 1,200
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	49,804,145	49,804,145
Share capital	£ 996	£ 996
Number of shares issued (in shares)	0	0
Class A ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	4,703,980	4,703,980
Share capital	£ 94	£ 94
Class B ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	28,822,625	28,822,625
Share capital	£ 576	£ 576
Class C ordinary shares
Number of shares issued [Abstract]
Number of shares issued and fully paid (in shares)	16,277,540	16,277,540
Share capital	£ 326	£ 326